QUARTERLY FINANCIAL DATA (unaudited)	12 Months Ended
Dec. 31, 2016
QUARTERLY FINANCIAL DATA (unaudited)
QUARTERLY FINANCIAL DATA (unaudited)

NOTE 17 QUARTERLY FINANCIAL DATA (unaudited)

The following sets forth selected unaudited financial data for the four quarters in 2016 and 2015:

Quarter ended (millions of dollars except per common unit amounts)	Mar 31	Jun 30	Sept 30	Dec 31
2016
Transmission revenues (a)	111	101	103	111
Equity earnings (a) (b ) (c)	33	20	22	22
Net income (a)	81	57	60	65
Net income attributable to controlling interests (a)	74	55	58	61
Net income per common unit (d)	$1.10	$0.76	$0.65	$0.70
Cash distribution paid (f)	71	60	65	66
2015
Transmission revenues (a)	114	97	96	110
Equity earnings (e)	31	15	17	34
Impairment of equity-method investment (b)	—	—	—	(199)
Net income (loss) (a)	81	47	54	(124)
Net income (loss) attributable to controlling interests (a)	67	46	52	(128)
Net income (loss) per common unit (d)	$0.88	$0.66	$0.70	$(2.27)
Cash distribution paid (f)	55	55	59	59

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(b)	Equity Earnings represents our share in investee’s earnings and does not include any impairment charge on equity method goodwill included as part of the carrying value of our equity investments.
(c)	During the year ended December 31, 2016, no impairment has been identified related to our equity investments in Northern Border and Great Lakes.
(d)	Historical net income (loss) per common unit was not recasted.
(e)

During the three months ended December 31, 2015, we recognized an impairment charge on our investment in Great Lakes amounting to $199 million. During the year ended December 31, 2015, no impairment has been identified on our investment in Northern Border (Refer to Note 4).

(f)	Distributions paid to common units and Class B units.